UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Leo Witkamp

Title:           director
Phone:           0031356259213

Signature,       Place,              and Date of Signing:
Leo Witkamp      Hilversum           April 16, 2008




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  20
Form 13F Information Table Value Total:  $170,965

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ANHEUSER BUSCH COS INC COM     COM              035229103     7260   153000 SH       SOLE                   153000        0        0
APPLE INC                      COM              037833100     7032    49000 SH       SOLE                    49000        0        0
AT & T INC COM                 COM              00206R102     7315   191000 SH       SOLE                   191000        0        0
CHEVRON CORPORATION COM        COM              166764100     6530    76500 SH       SOLE                    76500        0        0
CISCO SYS INC COM              COM              17275R102     8239   342000 SH       SOLE                   342000        0        0
DISNEY WALT CO COM             COM              254687106     2824    90000 SH       SOLE                    90000        0        0
EXXON MOBIL CORP               COM              30231G102    16916   200000 SH       SOLE                   200000        0        0
GENERAL ELEC CO COM            COM              369604103    17950   485000 SH       SOLE                   485000        0        0
GOOGLE INC CL A                COM              38259P508     7048    16000 SH       SOLE                    16000        0        0
HEWLETT PACKARD CO COM         COM              428236103     9863   216000 SH       SOLE                   216000        0        0
IBM CORP COM                   COM              459200101     9211    80000 SH       SOLE                    80000        0        0
INTEL CORP                     COM              458140100     7498   354000 SH       SOLE                   354000        0        0
MCDONALDS CORP COM             COM              580135101     7194   129000 SH       SOLE                   129000        0        0
MICROSOFT CORP COM             COM              594918104     8684   306000 SH       SOLE                   306000        0        0
MORGAN STANLEY                 COM              617446448     4570   100000 SH       SOLE                   100000        0        0
ORACLE CORPORATION COM         COM              68389X105     6416   328000 SH       SOLE                   328000        0        0
PEPSICO INC COM                COM              713448108     7689   106500 SH       SOLE                   106500        0        0
PROCTER & GAMBLE CO COM        COM              742718109    12613   180000 SH       SOLE                   180000        0        0
SCHLUMBERGER LTD COM           COM              806857108    11484   132000 SH       SOLE                   132000        0        0
VERIZON COMMUNICATIONS COM     COM              92343V104     4629   127000 SH       SOLE                   127000        0        0